RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 22	$ 419	$ 364
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	909	1,333	2,317
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	555	914	1,980
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	0	368	323
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	354	50	14
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 0	$ 1	$ 0